Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Taxes [Abstract]
Unrecognized tax benefits, beginning of year	$ 16.5	$ 12.4	$ 7.6
Gross increase – tax positions in prior period	4.0	4.0	4.1
Gross decrease – tax positions in prior period	(0.5)	(0.4)	(0.5)
Gross increase – tax positions in current period	1.2	1.1	1.4
Settlements		(0.6)
Lapse of statutes of limitations	(0.3)		(0.2)
Unrecognized tax benefits, end of year	$ 20.9	$ 16.5	$ 12.4